EQUITY-ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Detailed Information About Equity-Accounted Investments [Abstract]
Summary of equity-accounted investments
The following table outlines the changes in the company’s equity-accounted investments for the six months ended June 30, 2025:

(MILLIONS)	Total
Balance, as at December 31, 2024	$753
Investment	41
Share of net loss	(1)
Share of other comprehensive income	27
Dividends received	(1)
Foreign exchange translation and other	(3)
Balance, as at June 30, 2025	$816